Shareholder Report, Holdings (Details)	Apr. 30, 2026
Nicholas Crypto Income ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Nicholas Crypto Income ETF | VanEck Bitcoin ETF/US - Class ExchangeTradedProduct [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Nicholas Crypto Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Nicholas Crypto Income ETF | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Nicholas Crypto Income ETF | iShares Ethereum Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Nicholas Crypto Income ETF | Galaxy Digital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Nicholas Crypto Income ETF | Cipher Digital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Nicholas Crypto Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Nicholas Crypto Income ETF | Nicholas Bitcoin and Treasuries AfterDark ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nicholas Crypto Income ETF | Nicholas Bitcoin Tail ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Nicholas Crypto Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Nicholas Crypto Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Nicholas Crypto Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Nicholas Crypto Income ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Nicholas Crypto Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Nicholas Fixed Income Alternative ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Nicholas Fixed Income Alternative ETF | United States Treasury Note/Bond, 3.88%, 6/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Nicholas Fixed Income Alternative ETF | United States Treasury Note/Bond, 4.62%, 10/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Nicholas Fixed Income Alternative ETF | United States Treasury Note/Bond, 3.88%, 4/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Nicholas Fixed Income Alternative ETF | United States Treasury Note/Bond, 3.88%, 3/31/2031v
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Nicholas Fixed Income Alternative ETF | United States Treasury Note/Bond, 4.50%, 2/15/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Nicholas Fixed Income Alternative ETF | S&P 500 Index, Call Option, Expiration: 6/18/2026; Exercise Price: $6,950.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Nicholas Fixed Income Alternative ETF | iShares iBoxx USD High Yield Corporate Bond ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $76.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Nicholas Fixed Income Alternative ETF | S&P 500 Index, Put Option, Expiration: 7/31/2026; Exercise Price: $6,350.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Nicholas Fixed Income Alternative ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Nicholas Fixed Income Alternative ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Nicholas Fixed Income Alternative ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Nicholas Global Equity and Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Global Equity and Income ETF | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Nicholas Global Equity and Income ETF | Freedom 100 Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Nicholas Global Equity and Income ETF | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Nicholas Global Equity and Income ETF | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Nicholas Global Equity and Income ETF | Vanguard Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nicholas Global Equity and Income ETF | Nebius Group NV - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nicholas Global Equity and Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Nicholas Global Equity and Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Nicholas Global Equity and Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Nicholas Global Equity and Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Nicholas Global Equity and Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
Nicholas Global Equity and Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Nicholas Global Equity and Income ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Nicholas Global Equity and Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Nicholas Global Equity and Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Nicholas Global Equity and Income ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Nicholas Bitcoin and Treasuries AfterDark ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Nicholas Bitcoin and Treasuries AfterDark ETF | U.S. Treasury Bill, 5/21/2026, 3.46%. [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Nicholas Bitcoin and Treasuries AfterDark ETF | iShares Bitcoin Trust ETF Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Nicholas Bitcoin and Treasuries AfterDark ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Nicholas Bitcoin and Treasuries AfterDark ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Nicholas Bitcoin and Treasuries AfterDark ETF | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Nicholas Bitcoin Tail ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Nicholas Bitcoin Tail ETF | U.S. Treasury Bill, 5/12/2026, 3.32% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nicholas Bitcoin Tail ETF | iShares Bitcoin Trust ETF, Put Option, Expiration: 7/17/2026; Exercise Price: $43.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Nicholas Bitcoin Tail ETF | iShares Bitcoin Trust ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $37.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Nicholas Bitcoin Tail ETF | iShares Bitcoin Trust ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $41.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Nicholas Bitcoin Tail ETF | iShares Bitcoin Trust ETF, Call Option, Expiration: 5/8/2026; Exercise Price: $46.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Nicholas Bitcoin Tail ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Nicholas Bitcoin Tail ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Nicholas Bitcoin Tail ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nicholas Defense and Rare Earth Income ETF | Invesco DB Base Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Nicholas Defense and Rare Earth Income ETF | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Nicholas Defense and Rare Earth Income ETF | CrowdStrike Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Nicholas Defense and Rare Earth Income ETF | VanEck Steel ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Nicholas Defense and Rare Earth Income ETF | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Nicholas Defense and Rare Earth Income ETF | Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Defense and Rare Earth Income ETF | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Defense and Rare Earth Income ETF | Ondas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Defense and Rare Earth Income ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Nicholas Defense and Rare Earth Income ETF | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Nicholas Defense and Rare Earth Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Nicholas Defense and Rare Earth Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Nicholas Defense and Rare Earth Income ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Nicholas Defense and Rare Earth Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
Nicholas Defense and Rare Earth Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Nicholas Defense and Rare Earth Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Nicholas Gold Income ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Nicholas Gold Income ETF | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Nicholas Gold Income ETF | SSR Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nicholas Gold Income ETF | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Gold Income ETF | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Nicholas Gold Income ETF | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Nicholas Gold Income ETF | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Nicholas Gold Income ETF | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Nicholas Gold Income ETF | Barrick Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nicholas Gold Income ETF | Royal Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nicholas Gold Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Nicholas Gold Income ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nicholas Gold Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Nicholas Gold Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Nicholas Nuclear Income ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Nicholas Nuclear Income ETF | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nicholas Nuclear Income ETF | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Nicholas Nuclear Income ETF | Centrus Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Nicholas Nuclear Income ETF | Lightbridge Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Nicholas Nuclear Income ETF | Duke Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Nicholas Nuclear Income ETF | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Nicholas Nuclear Income ETF | Uranium Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Nicholas Nuclear Income ETF | NuScale Power Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Nicholas Nuclear Income ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Nicholas Nuclear Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Nicholas Nuclear Income ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Nicholas Nuclear Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
Nicholas Nuclear Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Nicholas Nuclear Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Nicholas Nuclear Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Nicholas Silver Income ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Nicholas Silver Income ETF | SSR Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Nicholas Silver Income ETF | Sprott Physical Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Nicholas Silver Income ETF | Pan American Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Nicholas Silver Income ETF | Silvercorp Metals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nicholas Silver Income ETF | First Majestic Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nicholas Silver Income ETF | Hycroft Mining Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Nicholas Silver Income ETF | Fortuna Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Nicholas Silver Income ETF | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nicholas Silver Income ETF | OR Royalties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Nicholas Silver Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Nicholas Silver Income ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Nicholas Silver Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Nicholas Silver Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%

[1]	Does not round to 0.1% or (0.1)%, as applicable.
[2]	Does not round to 0.1% or (0.1)%, as applicable.